Expendable parts and supplies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Expendable parts and supplies
11.	Expendable parts and supplies

	2020	2019
Material for repair and maintenance	$69,737	$66,418
Other inventories	4,920	3,686

	74,657	70,104
Allowance for obsolescence	(338)	(1,004)

	$74,319	$69,100

Expendable parts and supplies recognized when used as an expense in the accompanying consolidated statement of profit or loss under “Maintenance, materials and repairs” amount to $12.7 million, $32.4 million and $31.9 million, for the years ended December 31, 2020, 2019 and 2018, respectively.